SUBSEQUENT EVENTS (Additional Information) (Details)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
Employee Benefit Plan, Material Subsequent Event Affected or Non Affected the Plan	false